SHARE-BASED COMPENSATION - Narratives (Details)									1 Months Ended	12 Months Ended
	Jun. 22, 2016 individual $ / shares shares	Jun. 22, 2016 individual ¥ / shares shares	Aug. 01, 2015 individual ¥ / shares shares	May 28, 2015 individual $ / shares shares	May 22, 2014 item ¥ / shares shares	May 31, 2013 item ¥ / shares shares	May 15, 2013 $ / shares shares	Jun. 21, 2012 item ¥ / shares shares	Apr. 30, 2011 item shares	Mar. 31, 2016 shares
Employee and non-employee stock options
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares										260,000
Employee and non-employee stock options | 6th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares								160,000
Exercise price (in yen per share) | ¥ / shares								¥ 810
Vesting period								3 years
Options exercisable period								3 years
Employee and non-employee stock options | 6th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted								2
Employee and non-employee stock options | 6th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted								12
Employee and non-employee stock options | 6th series Stock Option Grant | Statutory auditors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted								2
Employee and non-employee stock options | 6th series Stock Option Grant | External advisors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted								6
Employee stock options | 5th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares									800,000
Vesting period									3 years
Options exercisable period									3 years
Employee stock options | 5th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted									1
Employee stock options | 5th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted									5
Employee stock options | 7th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares						300,000
Exercise price (in yen per share) | ¥ / shares						¥ 469
Vesting period						3 years
Options exercisable period						3 years
Employee stock options | 7th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted						5
Employee stock options | 7th series Stock Option Grant | Employees (other than employees of subsidiaries)
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted						17
Employee stock options | 7th series Stock Option Grant | Employees of subsidiaries
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted						25
Employee stock options | 9th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares					200,000
Exercise price (in yen per share) | ¥ / shares					¥ 489
Vesting period					3 years
Options exercisable period					3 years
Employee stock options | 9th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted					5
Employee stock options | 9th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted					19
Employee stock options | 11th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares				200,000
Exercise price (in yen per share) | $ / shares				$ 1,029
Vesting period				3 years
Options exercisable period				3 years
Employee stock options | 11th series Stock Option Grant | Employees/directors
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual				6
Employee stock options | 11th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual				38
Employee stock options | 12th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares			60,000
Exercise price (in yen per share) | ¥ / shares			¥ 930
Vesting period			3 years
Options exercisable period			3 years
Employee stock options | 12th series Stock Option Grant | Employees
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual			12
Employee stock options | 13th series Stock Option Grant | Subsequent event
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares	140,000	140,000
Exercise price (in yen per share) | (per share)	$ 1,181	¥ 1,181
Vesting period	3 years	3 years
Options exercisable period	3 years	3 years
Employee stock options | 13th series Stock Option Grant | Employees/directors | Subsequent event
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual	3	3
Employee stock options | 13th series Stock Option Grant | Employees | Subsequent event
SHARE-BASED COMPENSATION
Number of grantees to whom award is granted | individual	42	42
Non-employee stock options
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares										0
Non-employee stock options | 8th series Stock Option Grant
SHARE-BASED COMPENSATION
Stock options granted to purchase equity shares | shares							88,000
Exercise price (in yen per share) | $ / shares							$ 5.03